Exhibit 99.1

Morgan Stanley Capital I Trust 2017-JWDR

Commercial Mortgage Pass-Through Certificates, Series 2017-JWDR

Report To:

Morgan Stanley Capital I Inc.

Morgan Stanley Mortgage Capital Holdings LLC

Morgan Stanley Bank, N.A.
Morgan Stanley & Co. LLC

15 November 2017

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Morgan Stanley Capital I Inc. Morgan Stanley Mortgage Capital Holdings LLC Morgan Stanley Bank, N.A. Morgan Stanley & Co. LLC 1585 Broadway New York, New York 10036

Re: Morgan Stanley Capital I Trust 2017-JWDR Commercial Mortgage Pass-Through Certificates, Series 2017-JWDR (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Morgan Stanley Capital I Inc. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,

b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,

c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,

d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,

e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,

f.	A draft of the preliminary confidential offering circular for the Morgan Stanley Capital I Trust 2017-JWDR securitization transaction (the “Draft Preliminary Offering Circular”) and

g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Mortgage Loan,

iii.	Whether the originator of the Mortgage Loan complied with federal, state or local laws or regulations or

iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

15 November 2017

Attachment A Page 1 of 8

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent beneficial interests in Morgan Stanley Capital I Trust 2017-JWDR (the “Issuing Entity”) that will be established by the Depositor,

b.	The Issuing Entity will consist primarily of a two-year componentized floating rate mortgage loan subject to five successive one-year extension options (the “Mortgage Loan”),

c.	The Mortgage Loan is secured primarily by, among other things, a first mortgage lien on the borrower’s fee simple and leasehold interests in a hotel property (the “Property”) and

d.	The Mortgage Loan has a related floating rate mezzanine loan (the “Mezzanine Loan”) that will not be an asset of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loan, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan.”

Procedures performed and our associated findings

1.	The Depositor provided us with:

a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loan, Property and Total Debt associated with the Mortgage Loan as of 9 December 2017 (the “Reference Date”) and

b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 8

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:

a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loan, Property and Total Debt associated with the Mortgage Loan as of the Reference Date and

b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and

b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date” of the Mortgage Loan and Mezzanine Loan, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:

a.       First Payment Date and

b.       Maturity Date

of the Mortgage Loan and Mezzanine Loan, both as shown on the Final Data File, we recalculated the “Original Loan Term (mos)” of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:

a.       Original Loan Term (mos) and

b.       Seasoning

of the Mortgage Loan and Mezzanine Loan, both as shown on the Final Data File, we recalculated the “Remaining Loan Term (mos)” of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 8

7.	For the Mortgage Loan and Mezzanine Loan, the mortgage loan agreement and mezzanine loan agreement Source Documents indicate that the Mortgage Loan and Mezzanine Loan are interest-only for their entire terms. Based on this information, the Depositor instructed us to:

a.	Use the “Original Loan Term (mos)” of the Mortgage Loan and Mezzanine Loan, as shown on the Final Data File, for the original interest-only period of the Mortgage Loan and Mezzanine Loan (the “IO Term (mos)”),

b.	Use “0” for the original amortization term of the Mortgage Loan and Mezzanine Loan (the “Original Amortization Term”),

c.	Use the “Mortgage Loan Original Balance” of the Mortgage Loan, as shown on the Final Data File, as:

i.	The principal balance of the Mortgage Loan as of the Reference Date (the “Mortgage Loan Cut-off Date Balance”) and

ii.	The principal balance of the Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “Mortgage Loan Maturity Balance”) and

d.	Use the “Mezzanine Loan Original Balance” of the Mezzanine Loan, as shown on the Final Data File, as:

i.	The principal balance of the Mezzanine Loan as of the Reference Date (the “Mezzanine Loan Cut-off Date Balance”) and

ii.	The principal balance of the Mezzanine Loan as of the “Maturity Date” of the Mezzanine Loan (the “Mezzanine Loan Balloon Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:

a.	Mortgage Loan Original Balance,

b.	Mezzanine Loan Original Balance,

c.	Mortgage Loan Cut-off Date Balance,

d.	Mezzanine Loan Cut-off Date Balance,

e.	Mortgage Loan Maturity Balance and

f.	Mezzanine Loan Balloon Balance

of the Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Debt Original Balance,

ii.	Total Debt Cut-off Date Balance and

iii.	Total Debt Maturity Balance

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 8

9.	Using the:

a.	Mortgage Loan Spread,

b.	Mezzanine Loan Spread,

c.	Mortgage Loan Original Balance and

d.	Mezzanine Loan Original Balance

of the Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the “Total Debt Spread” of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:

a.	Mortgage Loan Spread,

b.	Mezzanine Loan Spread,

c.	Mortgage Loan LIBOR Floor,

d.	Mezzanine Loan LIBOR Floor,

e.	Mortgage Loan LIBOR Rounding Methodology and

f.	Mezzanine Loan LIBOR Rounding Methodology

of the Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, and a LIBOR assumption of 1.25000% that was provided by the Depositor, we recalculated the:

i.	Mortgage Loan Interest Rate and

ii.	Mezzanine Loan Interest Rate

of the Mortgage Loan and Mezzanine Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:

a.	Mortgage Loan Interest Rate,

b.	Mezzanine Loan Interest Rate,

c.	Mortgage Loan Original Balance and

d.	Mezzanine Loan Original Balance

of the Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the “Total Debt Interest Rate” of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:

a.	Mortgage Loan Spread,

b.	Mezzanine Loan Spread,

c.	Mortgage Loan LIBOR Cap Strike Rate and

d.	Mezzanine Loan LIBOR Cap Strike Rate

of the Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Mortgage Loan Interest Rate at Cap and

ii.	Mezzanine Loan Interest Rate at Cap

of the Mortgage Loan and Mezzanine Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 8

13.	Using the:

a.	Mortgage Loan Interest Rate at Cap,

b.	Mezzanine Loan Interest Rate at Cap,

c.	Mortgage Loan Original Balance and

d.	Mezzanine Loan Original Balance

of the Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the “Total Debt Interest Rate at Cap” of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

14.	Using the:

a.	Mortgage Loan Original Balance,

b.	Mortgage Loan Interest Rate,

c.	Mortgage Loan Interest Rate at Cap and

d.	Interest Accrual Method

of the Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraphs of this Item 14., we recalculated the:

i.	Mortgage Loan Monthly IO Payment,

ii.	Mortgage Loan Annual IO Debt Service and

iii.	Mortgage Loan Annual IO Debt Service at Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly IO Payment” of the Mortgage Loan as 1/12th of the product of:

a.	The “Mortgage Loan Original Balance,” as shown on the Final Data File,

b.	The “Mortgage Loan Interest Rate,” as shown on the Final Data File, and

c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual IO Debt Service” of the Mortgage Loan as the product of:

a.	The “Mortgage Loan Original Balance,” as shown on the Final Data File,

b.	The “Mortgage Loan Interest Rate,” as shown on the Final Data File, and

c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual IO Debt Service at Cap” of the Mortgage Loan as the product of:

a.	The “Mortgage Loan Original Balance,” as shown on the Final Data File,

b.	The “Mortgage Loan Interest Rate at Cap,” as shown on the Final Data File, and

c.	365/360.

Attachment A Page 6 of 8

15.	Using the:

a.	Mezzanine Loan Original Balance,

b.	Mezzanine Loan Interest Rate,

c.	Mezzanine Loan Interest Rate at Cap and

d.	Mezzanine Loan Interest Accrual Method

of the Mezzanine Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraphs of this Item 15., we recalculated the:

i.	Mezzanine Loan Monthly IO Payment,

ii.	Mezzanine Loan Annual IO Debt Service and

iii.	Mezzanine Loan Annual IO Debt Service at Cap

of the Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Monthly IO Payment” of the Mezzanine Loan as 1/12th of the product of:

a.	The “Mezzanine Loan Original Balance,” as shown on the Final Data File,

b.	The “Mezzanine Loan Interest Rate,” as shown on the Final Data File, and

c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Annual IO Debt Service” of the Mezzanine Loan as the product of:

a.	The “Mezzanine Loan Original Balance,” as shown on the Final Data File,

b.	The “Mezzanine Loan Interest Rate,” as shown on the Final Data File, and

c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Annual IO Debt Service at Cap” of the Mezzanine Loan as the product of:

a.	The “Mezzanine Loan Original Balance,” as shown on the Final Data File,

b.	The “Mezzanine Loan Interest Rate at Cap,” as shown on the Final Data File, and

c.	365/360.

Attachment A Page 7 of 8

16.	Using the:

a.	Mortgage Loan Monthly IO Payment,

b.	Mortgage Loan Annual IO Debt Service,

c.	Mortgage Loan Annual IO Debt Service at Cap,

d.	Mezzanine Loan Monthly IO Payment,

e.	Mezzanine Loan Annual IO Debt Service and

f.	Mezzanine Loan Annual IO Debt Service at Cap

of the Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Debt Monthly IO Payment,

ii.	Total Debt Annual IO Debt Service and

iii.	Total Debt Annual IO Debt Service at Cap

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

17.	Using the:

a.	Mortgage Loan Annual IO Debt Service,

b.	Mortgage Loan Annual IO Debt Service at Cap,

c.	Mortgage Loan Cut-off Date Balance,

d.	Mortgage Loan Maturity Balance,

e.	Underwritten NOI,

f.	Underwritten NCF,

g.	Appraisal Value and

h.	Rooms

of the Mortgage Loan and Property, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Underwritten Mortgage Loan IO NOI DSCR,

ii.	Underwritten Mortgage Loan IO NCF DSCR,

iii.	Underwritten Mortgage Loan IO NOI DSCR at Cap,

iv.	Underwritten Mortgage Loan IO NCF DSCR at Cap,

v.	Cut-off Date Mortgage Loan LTV,

vi.	Maturity Date Mortgage Loan LTV,

vii.	Underwritten Mortgage Loan NOI Debt Yield,

viii.	Underwritten Mortgage Loan NCF Debt Yield and

ix.	Mortgage Loan Per Room

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the “Underwritten Mortgage Loan IO NOI DSCR,” “Underwritten Mortgage Loan IO NCF DSCR,” “Underwritten Mortgage Loan IO NOI DSCR at Cap” and “Underwritten Mortgage Loan IO NCF DSCR at Cap” to two decimal places and

b.	Round the “Cut-off Date Mortgage Loan LTV,” “Maturity Date Mortgage Loan LTV,“ “Underwritten Mortgage Loan NOI Debt Yield” and “Underwritten Mortgage Loan NCF Debt Yield” to the nearest 1/10th of one percent.

Attachment A Page 8 of 8

18.	Using the:

a.	Total Debt Annual IO Debt Service,

b.	Total Debt Annual IO Debt Service at Cap,

c.	Total Debt Cut-off Date Balance,

d.	Total Debt Maturity Balance,

e.	Underwritten NOI,

f.	Underwritten NCF,

g.	Appraisal Value and

h.	Rooms

of the Total Debt associated with the Mortgage Loan and Property, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Underwritten Total Debt IO NOI DSCR,

ii.	Underwritten Total Debt IO NCF DSCR,

iii.	Underwritten Total Debt IO NOI DSCR at Cap,

iv.	Underwritten Total Debt NCF DSCR at Cap,

v.	Cut-off Date Total Debt LTV,

vi.	Maturity Date Total Debt LTV,

vii.	Underwritten Total Debt NOI Debt Yield,

viii.	Underwritten Total Debt NCF Debt Yield and

ix.	Total Debt Per Room

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the “Underwritten Total Debt IO NOI DSCR,” “Underwritten Total Debt IO NCF DSCR,” “Underwritten Total Debt IO NOI DSCR at Cap” and “Underwritten Total Debt NCF DSCR at Cap” to two decimal places and

b.	Round the “Cut-off Date Total Debt LTV,” “Maturity Date Total Debt LTV,“ “Underwritten Total Debt NOI Debt Yield” and “Underwritten Total Debt NCF Debt Yield” to the nearest 1/10th of one percent.

19.	Using the:

a.	Mortgage Loan Interest Rate and

b.	Administrative Fee Rate

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Net Interest Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Promissory Note	9 November 2017

Mortgage Loan Agreement	9 November 2017

Mezzanine Loan Promissory Note	9 November 2017

Mezzanine Loan Agreement	9 November 2017

Mortgage Loan Interest Rate Cap Agreement	9 November 2017

Mezzanine Loan Interest Rate Cap Agreement	9 November 2017

Closing Statement	9 November 2017

Non-Consolidation Opinion	9 November 2017

Guaranty Agreement	9 November 2017

Cash Management Agreement	9 November 2017

Bloomberg Screenshot for LIBOR Cap Provider Rating	Not Dated

Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	6 November 2017

Engineering Report	3 November 2017

Phase I Environmental Report	2 November 2017

USPS Internet Site (www.usps.gov)	Not Applicable

Underwriter’s Summary Report	2 November 2017

Ground Lease Agreements	7 July 1993

Ground Lease Amendments	Various

Ground Lease Abstracts	Not Dated

Exhibit 1 to Attachment A

Property Source Documents (continued)

Source Document Title	Source Document Date

Insurance Review Report	3 November 2017

Title Policy	Not Dated

Management Agreement	21 December 2000

Management Agreement Amendments	Various

STR Reports	Various

CapEx Summary	Not Dated

Asset Summary Report	October 2017

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
County	USPS Internet Site (www.usps.gov)
Zip Code	USPS Internet Site (www.usps.gov)
Property Type	Appraisal Report
Property Type Detail	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Rooms	Underwriter’s Summary Report
Hotel Brand	Management Agreement
Management Agreement Initial Maturity	Management Agreement
Management Agreement Renewal Options	Management Agreement
Management Agreement Fully Extended Maturity	Management Agreement

Third Party Information:

Characteristic	Source Document(s)

Appraisal Value	Appraisal Report
Appraisal Date	Appraisal Report
Environmental Phase I Report Date	Phase I Environmental Report
Engineering Report Date	Engineering Report
Terrorism Insurance	Insurance Review Report
Windstorm Insurance	Insurance Review Report
Earthquake Insurance	Insurance Review Report
Flood Insurance	Insurance Review Report

Underwriting Information: (see Note 2)

Characteristic	Source Document(s)

2007 Total Revenue	Underwriter’s Summary Report
2008 Total Revenue	Underwriter’s Summary Report
2009 Total Revenue	Underwriter’s Summary Report
2010 Total Revenue	Underwriter’s Summary Report
2011 Total Revenue	Underwriter’s Summary Report
2012 Total Revenue	Underwriter’s Summary Report
2013 Total Revenue	Underwriter’s Summary Report
2014 Total Revenue	Underwriter’s Summary Report
2015 Total Revenue	Underwriter’s Summary Report
2016 Total Revenue	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document(s)

T-12 August 2017 Total Revenue	Underwriter’s Summary Report
UW Total Revenue	Underwriter’s Summary Report
2007 Total Expenses	Underwriter’s Summary Report
2008 Total Expenses	Underwriter’s Summary Report
2009 Total Expenses	Underwriter’s Summary Report
2010 Total Expenses	Underwriter’s Summary Report
2011 Total Expenses	Underwriter’s Summary Report
2012 Total Expenses	Underwriter’s Summary Report
2013 Total Expenses	Underwriter’s Summary Report
2014 Total Expenses	Underwriter’s Summary Report
2015 Total Expenses	Underwriter’s Summary Report
2016 Total Expenses	Underwriter’s Summary Report
T-12 August 2017 Total Expenses	Underwriter’s Summary Report
Underwritten Total Expenses	Underwriter’s Summary Report
2007 NOI	Underwriter’s Summary Report
2008 NOI	Underwriter’s Summary Report
2009 NOI	Underwriter’s Summary Report
2010 NOI	Underwriter’s Summary Report
2011 NOI	Underwriter’s Summary Report
2012 NOI	Underwriter’s Summary Report
2013 NOI	Underwriter’s Summary Report
2014 NOI	Underwriter’s Summary Report
2015 NOI	Underwriter’s Summary Report
2016 NOI	Underwriter’s Summary Report
T-12 August 2017 NOI	Underwriter’s Summary Report
Underwritten NOI	Underwriter’s Summary Report
2007 NCF	Underwriter’s Summary Report
2008 NCF	Underwriter’s Summary Report
2009 NCF	Underwriter’s Summary Report
2010 NCF	Underwriter’s Summary Report
2011 NCF	Underwriter’s Summary Report
2012 NCF	Underwriter’s Summary Report
2013 NCF	Underwriter’s Summary Report
2014 NCF	Underwriter’s Summary Report
2015 NCF	Underwriter’s Summary Report
2016 NCF	Underwriter’s Summary Report
T-12 August 2017 NCF	Underwriter’s Summary Report
Underwritten NCF	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Hotel Operating Information:

Characteristic	Source Document(s)

2007 Occupied Room Nights	Underwriter’s Summary Report
2008 Occupied Room Nights	Underwriter’s Summary Report
2009 Occupied Room Nights	Underwriter’s Summary Report
2010 Occupied Room Nights	Underwriter’s Summary Report
2011 Occupied Room Nights	Underwriter’s Summary Report
2012 Occupied Room Nights	Underwriter’s Summary Report
2013 Occupied Room Nights	Underwriter’s Summary Report
2014 Occupied Room Nights	Underwriter’s Summary Report
2015 Occupied Room Nights	Underwriter’s Summary Report
2016 Occupied Room Nights	Underwriter’s Summary Report
T-12 August 2017 Occupied Room Nights	Underwriter’s Summary Report
UW Occupied Room Nights	Underwriter’s Summary Report
2007 Occupancy	Underwriter’s Summary Report
2008 Occupancy	Underwriter’s Summary Report
2009 Occupancy	Underwriter’s Summary Report
2010 Occupancy	Underwriter’s Summary Report
2011 Occupancy	Underwriter’s Summary Report
2012 Occupancy	Underwriter’s Summary Report
2013 Occupancy	Underwriter’s Summary Report
2014 Occupancy	Underwriter’s Summary Report
2015 Occupancy	Underwriter’s Summary Report
2016 Occupancy	Underwriter’s Summary Report
T-12 August 2017 Occupancy	Underwriter’s Summary Report
UW Occupancy	Underwriter’s Summary Report
2007 Average Daily Rate	Underwriter’s Summary Report
2008 Average Daily Rate	Underwriter’s Summary Report
2009 Average Daily Rate	Underwriter’s Summary Report
2010 Average Daily Rate	Underwriter’s Summary Report
2011 Average Daily Rate	Underwriter’s Summary Report
2012 Average Daily Rate	Underwriter’s Summary Report
2013 Average Daily Rate	Underwriter’s Summary Report
2014 Average Daily Rate	Underwriter’s Summary Report
2015 Average Daily Rate	Underwriter’s Summary Report
2016 Average Daily Rate	Underwriter’s Summary Report
T-12 August 2017 Average Daily Rate	Underwriter’s Summary Report
UW Average Daily Rate	Underwriter’s Summary Report
2007 RevPAR	Underwriter’s Summary Report
2008 RevPAR	Underwriter’s Summary Report
2009 RevPAR	Underwriter’s Summary Report
2010 RevPAR	Underwriter’s Summary Report
2011 RevPAR	Underwriter’s Summary Report
2012 RevPAR	Underwriter’s Summary Report
2013 RevPAR	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Hotel Operating Information: (continued)

Characteristic	Source Document(s)

2014 RevPAR	Underwriter’s Summary Report
2015 RevPAR	Underwriter’s Summary Report
2016 RevPAR	Underwriter’s Summary Report
T-12 August 2017 RevPAR	Underwriter’s Summary Report
UW RevPAR	Underwriter’s Summary Report
2011 Occupancy Penetration Index	STR Report
2012 Occupancy Penetration Index	STR Report
2013 Occupancy Penetration Index	STR Report
2014 Occupancy Penetration Index	STR Report
2015 Occupancy Penetration Index	STR Report
2016 Occupancy Penetration Index	STR Report
T-12 August 2017 Occupancy Penetration Index	STR Report
UW Occupancy Penetration Index	STR Report
2011 ADR Penetration Index	STR Report
2012 ADR Penetration Index	STR Report
2013 ADR Penetration Index	STR Report
2014 ADR Penetration Index	STR Report
2015 ADR Penetration Index	STR Report
2016 ADR Penetration Index	STR Report
T-12 August 2017 ADR Penetration Index	STR Report
UW ADR Penetration Index	STR Report
2011 RevPAR Penetration Index	STR Report
2012 RevPAR Penetration Index	STR Report
2013 RevPAR Penetration Index	STR Report
2014 RevPAR Penetration Index	STR Report
2015 RevPAR Penetration Index	STR Report
2016 RevPAR Penetration Index	STR Report
T-12 August 2017 RevPAR Penetration Index	STR Report
UW RevPAR Penetration Index	STR Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Real Estate Tax Escrow – Initial	Mortgage Loan Agreement and Closing Statement
Real Estate Tax Escrow – Ongoing	Mortgage Loan Agreement
Real Estate Tax Escrow – Springing Condition	Mortgage Loan Agreement
Insurance Escrow – Initial	Mortgage Loan Agreement and Closing Statement
Insurance Escrow – Ongoing	Mortgage Loan Agreement
Insurance Escrow – Springing Condition	Mortgage Loan Agreement
Replacement Reserve Escrow – Initial	Mortgage Loan Agreement and Closing Statement
Replacement Reserve Escrow – Ongoing	Mortgage Loan Agreement

Exhibit 2 to Attachment A

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Immediate Repairs Escrow – Initial	Mortgage Loan Agreement and Closing Statement
Immediate Repairs Escrow – Ongoing	Mortgage Loan Agreement
Other Escrow Required	Mortgage Loan Agreement
Other Escrow 1 Description	Mortgage Loan Agreement
Other Escrow 1 Initial	Mortgage Loan Agreement and Closing Statement
Other Escrow 1 – Ongoing	Mortgage Loan Agreement

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Origination Date	Mortgage Loan Agreement
Borrower	Mortgage Loan Agreement
Mortgage Loan Original Balance	Mortgage Loan Agreement
First Payment Date (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Payment Date (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Grace Period (Late Fee) (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Grace Period (Default) (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Amortization Type (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Accrual Method	Mortgage Loan Agreement
Interest Accrual Start Date (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Accrual End Date (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Mortgage Loan LIBOR Rounding Methodology	Mortgage Loan Agreement
Mortgage Loan Interest Rate Adjustment Frequency	Mortgage Loan Agreement
Mortgage Loan Spread	Mortgage Loan Agreement
Mortgage Loan LIBOR Floor	Mortgage Loan Agreement
Mortgage Loan LIBOR Cap Strike Rate	Mortgage Loan Interest Rate Cap Agreement
Mortgage Loan LIBOR Cap Expiration Date	Mortgage Loan Interest Rate Cap Agreement
Mortgage Loan LIBOR Cap Provider	Mortgage Loan Interest Rate Cap Agreement
Mortgage Loan LIBOR Cap Provider Rating (F/M/S)	Bloomberg Screenshot for LIBOR Cap Provider Rating
Maturity Date (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Extension Options (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Option Description (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Fully Extended Maturity Date (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Open Period Begin Date (see Note 4)	Mortgage Loan Agreement
Prepay Description	Mortgage Loan Agreement
Partial Defeasance	Mortgage Loan Agreement
Partial Release (Y/N)	Mortgage Loan Agreement
Lockbox (see Note 5)	Mortgage Loan Agreement and Cash Management Agreement
Cash Management (see Note 6)	Mortgage Loan Agreement and Cash Management Agreement
Cash Management Springing Condition	Mortgage Loan Agreement and Cash Management Agreement
Carve-Out Guarantor(s)	Mortgage Loan Agreement
Non-Consolidation Opinion	Non-Consolidation Opinion
SPE	Mortgage Loan Agreement
Independent Director	Mortgage Loan Agreement
Title Type	Title Policy
Ground Lessor	Ground Lease Abstract, Ground Lease Agreement or Ground Lease Amendment
Ground Lease Expiration Date	Ground Lease Abstract, Ground Lease Agreement or Ground Lease Amendment
Loan Purpose	Closing Statement
Future Debt Permitted (Y/N)	Mortgage Loan Agreement
Mezzanine Lender	Mezzanine Loan Agreement
Mezzanine Loan Origination Date	Mezzanine Loan Agreement
Mezzanine Loan Original Balance	Mezzanine Loan Agreement
Mezzanine Loan Interest Accrual Method	Mezzanine Loan Agreement
Mezzanine Loan LIBOR Rounding Methodology	Mezzanine Loan Agreement
Mezzanine Loan Interest Rate Adjustment Frequency	Mezzanine Loan Agreement
Mezzanine Loan Spread	Mezzanine Loan Agreement
Mezzanine Loan LIBOR Floor	Mezzanine Loan Agreement
Mezzanine Loan LIBOR Cap Strike Rate	Mezzanine Interest Rate Cap Agreement
Mezzanine Loan LIBOR Cap Expiration Date	Mezzanine Interest Rate Cap Agreement
Mezzanine Loan LIBOR Cap Provider	Mezzanine Interest Rate Cap Agreement
Mezzanine Loan LIBOR Cap Provider Rating (F/M/S)	Bloomberg Screenshot for LIBOR Cap Provider Rating

Exhibit 2 to Attachment A

Notes:

1.	For the purpose of comparing the:

a.	Street Address,

b.	City and

c.	State

characteristics, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “Underwriting Information” characteristics, the Depositor instructed us to ignore differences of +/- $1 or less.

3.	For the:

a.	First Payment Date,

b.	Payment Date,

c.	Grace Period (Late Fee),

d.	Grace Period (Default),

e.	Amortization Type,

f.	Interest Accrual Start Date,

g.	Interest Accrual End Date,

h.	Maturity Date,

i.	Extension Options,

j.	Extension Option Description and

k.	Fully Extended Maturity Date

characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for both the Mortgage Loan and Mezzanine Loan that is shown in the applicable Source Document(s) for each of the characteristics listed in a. through k. above.

4.	For the purpose of comparing the “Open Period Begin Date” characteristic, the Depositor instructed us to use the first “Payment Date” which occurs during the open period of the prepayment string with the earliest allowable prepayment option, as shown in the mortgage loan agreement Source Document.

5.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Hard” for the “Lockbox” characteristic if the applicable Source Documents require the borrower to direct credit card companies or credit card clearing banks to pay receipts directly to a lockbox account controlled by the lender.

Exhibit 2 to Attachment A

Notes: (continued)

6.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” for the “Cash Management” characteristic if:

a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to an account controlled by the borrower and

b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to a cash management account controlled by the lender, and the funds are used to pay monthly debt service and reserve payments, as described in the applicable Source Document(s).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Loan Number
Unique ID
Property Name
Environmental Phase II Report Date
Seismic Report Date
PML %
Sponsor
Replacement Reserve Escrow – Springing Condition
Rollover Escrow - Initial
Rollover Escrow – Ongoing
Rollover Escrow – Springing Condition
Other Escrow 1 – Springing Condition
Monthly P&I Payment
Annual P&I Debt Service
Defeasance Lockout Expiration Date
Partial Defeasance Description
Partial Release Description
Future Debt Description
Administrative Fee Rate

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.